Share-based Payments (Tables)	6 Months Ended
Sep. 30, 2024
Disclosure Of Share-based Payments [Abstract]
Disclosure of indirect measurement of fair value of restricted shares granted during period	The model inputs were the share price at grant date and the risk free interest rate as stipulated in the table below. No dividend payments were considered in the fair values.

	RSA 2024 OTHERS				RSA 2024 CEO		RSA 2024 EXCOM
Grant date	5/9/2024	5/9/2024	5/9/2024	5/9/2024	27/8/2024	27/8/2024	5/9/2024	5/9/2024
Vesting date	29/8/2025	29/8/2026	29/8/2027	29/8/2028	29/8/2025	29/8/2026	29/8/2025	29/8/2026
% to be vested	25	25	25	25	50	50	50	50
Share price at grant date (USD)	4.58	4.58	4.58	4.58	4.72	4.72	4.58	4.58
Expected volatility	40%	49%	60%	69%	40%	49%	40%	49%
Risk free interest rate	4.16%	3.61%	3.41%	3.35%	4.16%	3.61%	4.16%	3.61%
Fair value per share (USD)	3.64	3.54	3.46	3.36	3.74	3.65	3.64	3.54

Disclosure of Number and Reconciliation of Outstanding Restricted Shares
The following table shows the RSAs granted and outstanding at the beginning and end of the reporting period:

Number of shares (thousands)	Six months ended September 30
	2024	2023
As of April 1	1,951	1,675
Granted during the period	1,559	1,063
Vested during the period	(628)	(961)
Forfeited during the period	(222)	(143)
As of September 30	2,660	1,634
Weighted average fair value (USD)	3.75	4.40